Prospectus Supplement

September 22, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 22, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Emerging Markets Leaders Portfolio
(the "Portfolio")

The total expense ratio cap of Class IS shares of the Portfolio has been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses[3]	0.64%	1.33%	1.03%	1.03%	0.63%
Total Annual Portfolio Operating Expenses*	1.54%	2.48%	2.68%	2.93%	1.53%
Fee Waiver and/or Expense Reimbursement*	0.34%	0.93%	0.63%	0.63%	0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.20%	1.55%	2.05%	2.30%	1.10%

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years
Class I	$122	$381
Class A	$674	$989
Class L	$208	$643
Class C	$333	$718
Class IS	$112	$350

If You HELD Your Shares:

1 Year	3 Years
Class I	$122	$381
Class A	$674	$989
Class L	$208	$643
Class C	$233	$718
Class IS	$112	$350

The fourth footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A, 2.05% for Class L, 2.30% for Class C and 1.10% for Class IS. The fee waivers and/or expense reimbursements will continue for at least three years from the date of the applicable Emerging Markets Leaders Reorganization (as defined in the section of this Prospectus entitled "Fund Management—Advisory Fees") or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class IS shares of the Portfolio is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Emerging Markets Leaders	1.20%	1.55%	2.05%	2.30%	1.10%

Please retain this supplement for future reference.

  MSIGLINSPT2-0915

Prospectus Supplement

September 22, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 22, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Emerging Markets Portfolio
(the "Portfolio")

The contractual advisory fee rate of the Portfolio and total expense ratio caps of each share class of the Portfolio have been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee*	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	0.30%	0.35%	1.00%	1.00%[3]	0.20%
Total Annual Portfolio Operating Expenses**	1.20%	1.50%	2.65%	2.90%	1.10%
Fee Waiver and/or Expense Reimbursement**	0.00%	0.00%	0.60%	0.60%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.20%	1.50%	2.05%	2.30%	1.10%

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$381	$660	$1,455
Class A	$670	$974	$1,300	$2,222
Class L	$208	$643	$1,103	$2,379
Class C	$333	$718	$1,230	$2,636
Class IS	$112	$350	$606	$1,340

If You HELD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$381	$660	$1,455
Class A	$670	$974	$1,300	$2,222
Class L	$208	$643	$1,103	$2,379
Class C	$233	$718	$1,230	$2,636
Class IS	$112	$350	$606	$1,340

The fourth footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.

**  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A, 2.05% for Class L, 2.30% for Class C and 1.10% for Class IS. The fee waivers and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class IS shares of the Portfolio is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Emerging Markets	1.20%	1.55%	2.05%	2.30%	1.10%

Please retain this supplement for future reference.

  MSIGLINSPT3-0915

Statement of Additional Information Supplement

September 22, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 22, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2015

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio
(collectively, the "Portfolios")

The contractual advisory fee rate of the Emerging Markets Portfolio and the total expense ratio caps of each share class of the Emerging Markets Portfolio, as well as the total expense ratio cap of Class IS shares of the Emerging Markets Leaders Portfolio, have been decreased, effective September 30, 2015. Accordingly, September 30, 2015, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class H	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Emerging Markets Leaders	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the portion of the daily net assets exceeding $1 billion.	1.20%	1.55%	N/A	2.05%	2.30%	1.10%
Emerging Markets	0.95% of the portion of the daily net assets not exceeding $500 million; 0.85% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.80% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 0.75% of the daily net assets exceeding $2.5 billion.	1.20%	1.55%	N/A	2.05%	2.30%	1.10%

Please retain this supplement for future reference.